SCHEDULE OF CONCENTRATIONS OF RISK (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Concentration Risk [Line Items]
Revenue	$ 12,949		$ 11,108		$ 9,663
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Revenue	3,935			[1]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Revenue	3,550			[1]	1,060
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Revenue	3,163			[1]	2,413
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Revenue	1,323			[1]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Revenue			4,857			[1]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Concentration Risk [Line Items]
Revenue				[1]	2,625
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Concentration Risk [Line Items]
Revenue				[1]	1,714
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Total purchases	1,230
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Total purchases	340
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Total purchases	290
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Total purchases		[1]	1,387
Accounts Receivable [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Total purchases	934		682		$ 584
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Accounts payables	367		303
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Accounts payables	503
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Accounts payables	260
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Accounts payables		[1]	$ 62

[1]	Represents percentages less than 10%